STOCK OPTIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Total unrecognized costs related to employee granted stock options	$ 112,624
Weighted average remaining life in years	3 years 10 months 13 days
Intrinsic value	$ 0
2017 Stock Incentive Plan
Compensation expense related to Stock Incentive Plan	$ 32,247	$ 16,129